OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES	NOTE 5 - OTHER PAYABLES AND ACCRUED EXPENSES:
	June 30,	December 31,
	2025	2024
	U.S. dollars in thousands
Accrued expenses	619	512
Grants in advance	94	87
Others	240	271
	953	870